Interim Balance Sheet (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Maius Pharmaceutical Co. Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Ordinary shares, par value	$ 1
Ordinary shares, shares authorized	50,000
Ordinary shares, shares issued	14,619
Ordinary shares, shares outstanding	14,619
DT Cloud Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	2,063,000	2,063,000	1,725,000
Ordinary shares, shares outstanding	2,063,000	2,063,000	1,725,000
Temporary equity, shares issued	5,031,633	6,900,000	0
Temporary equity, shares outstanding	5,031,633	6,900,000	0
Temporary equity, redemption price per share	$ 10.66	$ 10.48	$ 0
Subject to possible redemption, number of shares	5,031,633	6,900,000	0